Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$3,240	$ 1,936,521
		$ 1,936,521
Insured - Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$1,440	$ 1,359,903
		$ 1,359,903
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,573,540
		$ 2,573,540
Total Corporate Bonds (identified cost $7,288,829)		$ 5,869,964

Tax-Exempt Municipal Obligations — 104.5%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$ 496,238
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	139,418
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	199,937
5.375%, 6/15/48(1)	395	356,800
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	315,614
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	185	181,622
District of Columbia, (KIPP DC):
4.00%, 7/1/44	105	91,422
4.00%, 7/1/49	135	113,435
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/56(1)	1,090	979,528
5.00%, 6/1/61(1)	355	316,021
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	822,560
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	398,480
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	$250	$ 181,983
5.00%, 4/1/40(1)	655	622,964
5.00%, 4/1/50(1)	175	157,050
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	70	61,908
5.00%, 10/15/54	110	95,854
		$ 5,530,834
Electric Utilities — 5.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$5,750	$ 4,922,805
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,520	2,057,630
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,142,780
New York Power Authority, 4.00%, 11/15/60	2,000	1,787,540
Omaha Public Power District, NE, 5.00%, 2/1/47(2)	4,000	4,338,480
		$ 15,249,235
Escrowed/Prerefunded — 3.7%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/45	$750	$ 792,848
Massachusetts Development Finance Agency, (Atrius Health), Prerefunded to 6/1/29, 4.00%, 6/1/49	1,555	1,677,067
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	465,764
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/50	6,400	6,705,280
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	794,832
		$ 10,435,791
General Obligations — 10.8%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$ 6,152,062
Chicago, IL, 5.50%, 1/1/49	5,000	5,086,600
Detroit, MI:
5.50%, 4/1/36	435	454,845
5.50%, 4/1/40	680	698,074
Illinois:
4.25%, 12/1/37	6,000	5,542,680
5.00%, 5/1/36	3,500	3,504,830

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District No. 6, OR, 0.00%, 6/15/41	$710	$ 305,080
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,305,720
Township High School District No. 203, IL, 2.00%, 12/15/33	2,430	2,080,396
Township of Freehold, NJ:
1.00%, 10/15/29	575	485,599
1.00%, 10/15/30	1,035	848,772
1.00%, 10/15/31	975	770,816
		$ 30,235,474
Health Care - Miscellaneous — 0.4%
Washington Health Care Facilities Authority, (Seattle Cancer Care Alliance), 5.00%, 9/1/55	$1,135	$ 1,156,304
		$ 1,156,304
Hospital — 6.8%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 3.50%, 10/1/48(3)	$985	$ 985,000
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/37	165	166,667
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	666,217
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	578,377
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	1,190	1,195,117
4.00%, 2/15/36	2,500	2,515,225
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	913,140
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	2,888,310
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/48	1,000	860,790
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	2,074,100
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,770	1,806,338
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	893,268
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(2)	3,500	3,539,060
		$ 19,081,609
Security	Principal Amount (000's omitted)	Value
Housing — 2.1%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$3,145	$ 2,092,997
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	418,748
New York City Housing Development Corp., NY:
2.35%, 11/1/40	3,635	2,570,636
3.85%, 11/1/42	1,000	890,990
		$ 5,973,371
Industrial Development Revenue — 8.3%
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	$1,000	$ 887,340
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,400	2,041,152
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	726,095
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,237,120
(AMT), 4.875%, 11/1/42(1)	1,555	1,405,378
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	490,806
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	170	170,430
(AMT), 5.25%, 9/15/29	1,900	1,890,804
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,814,797
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	4,405	4,253,732
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,778,080
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,839,812
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,310,890
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	141,332
		$ 22,987,768
Insured - Education — 1.9%
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(2)	$5,000	$ 5,384,650
		$ 5,384,650

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 1.3%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(2)	$3,750	$ 3,575,925
		$ 3,575,925
Insured - General Obligations — 1.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 141,393
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	2,963,311
		$ 3,104,704
Insured - Industrial Development Revenue — 0.4%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	$1,000	$ 996,710
		$ 996,710
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University, Certificates of Participation, (BAM), 4.00%, 11/1/41	$250	$ 244,033
		$ 244,033
Insured - Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$840	$ 626,615
		$ 626,615
Insured - Special Tax Revenue — 5.6%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	$2,000	$ 1,785,700
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	4,000	4,964,680
(AGC), 7.00%, 10/1/39	6,000	7,369,860
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	674,251
(AGM), 3.75%, 5/1/40	855	780,667
		$ 15,575,158
Insured - Transportation — 7.7%
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$ 710,532
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	6,225	5,615,697
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	3,770,912
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/35	$460	$ 432,193
(AGM), (AMT), 4.00%, 7/1/37	1,295	1,183,721
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	2,407,800
(AGC), 0.00%, 1/1/36	13,000	7,368,270
		$ 21,489,125
Lease Revenue/Certificates of Participation — 1.9%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 300,298
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	740	754,534
5.00%, 6/15/44	4,260	4,345,668
		$ 5,400,500
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,240	$ 2,816,467
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	780	801,411
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	407,686
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	398,005
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	604,982
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,605	1,633,441
		$ 6,661,992
Senior Living/Life Care — 8.5%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,321,101
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	801,338
5.00%, 7/15/42	700	638,855
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	109,629
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	834,320
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	174,570
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	165	165,084
6.375%, 1/1/33	345	345,286

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	$1,500	$ 1,211,055
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	1,808,190
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	491,977
5.00%, 11/15/38(1)	310	317,428
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,665,807
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	360	360,968
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,106,907
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	244,107
5.625%, 7/1/46(1)	360	332,474
5.75%, 7/1/54(1)	780	717,569
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,215,042
5.00%, 1/1/32	1,295	1,265,668
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	80	73,729
5.00%, 7/1/33	50	45,602
5.00%, 7/1/34	55	49,716
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	750	727,425
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	780	608,260
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	578,630
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	100	104,081
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,270,813
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	816,399
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,001,630
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,041,086
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	240,316
		$ 23,685,062
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 7.6%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$ 109,658
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,459,380
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	3,715,600
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,349,328
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	1,000	946,840
5.00%, 3/15/48	600	639,732
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,015	3,655,377
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	891,972
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	2,125	2,338,881
		$ 21,106,768
Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$1,445	$ 1,422,718
		$ 1,422,718
Transportation — 21.7%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/38	$5,000	$ 4,755,950
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	1,500	1,570,994
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,125	1,147,478
5.25%, 11/1/31	1,735	1,768,607
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	878,386
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,065,253
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	5,721,734
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,521,733
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.25%, 1/1/52	1,000	945,140
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	2,000	2,023,980
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,252,337
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	9,214,400
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	741,315

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	$450	$ 459,284
(AMT), 5.25%, 1/1/50	2,115	2,058,191
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,000,641
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,078,480
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,016,480
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	180	186,566
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/38	850	378,692
5.00%, 8/15/42	445	437,827
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	9,306,088
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	675	614,054
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC):
(AMT), 4.00%, 1/1/38	1,000	929,460
(AMT), 4.00%, 1/1/40	1,000	908,240
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	1,500	1,432,245
(AMT), 5.00%, 12/31/52	1,000	946,570
		$ 60,360,125
Water and Sewer — 4.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$ 2,114,546
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Mizuho Bank, Ltd.), 3.50%, 6/15/44(3)	2,000	2,000,000
Texas Water Development Board:
4.80%, 10/15/52	1,500	1,541,850
5.00%, 10/15/47(2)	5,000	5,412,000
		$ 11,068,396
Total Tax-Exempt Municipal Obligations (identified cost $295,223,745)		$291,352,867

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,750	$ 1,850,380
7.781%, 1/1/35	1,400	1,521,492
		$ 3,371,872
Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,075,920
		$ 4,075,920
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,205,987
		$ 1,205,987
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,155,465
		$ 1,155,465
Insured - Special Tax Revenue — 0.3%
Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$ 884,117
		$ 884,117
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 449,611
3.72%, 9/1/27(1)	1,115	995,572
		$ 1,445,183

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,239,360
		$ 1,239,360
Total Taxable Municipal Obligations (identified cost $14,559,083)		$ 13,377,904
Total Investments — 111.4% (identified cost $317,071,657)		$310,600,735
Other Assets, Less Liabilities — (11.4)%		$(31,778,712)
Net Assets — 100.0%		$278,822,023
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $27,942,975 or 10.0% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
At December 31, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	23.4%
Illinois	14.1%
Texas	10.8%
Others, representing less than 10% individually	49.8%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 8.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Opportunities Trust
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 5,869,964	$ —	$ 5,869,964
Tax-Exempt Municipal Obligations	—	291,352,867	—	291,352,867
Taxable Municipal Obligations	—	13,377,904	—	13,377,904
Total Investments	$ —	$310,600,735	$ —	$310,600,735
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.